Commodity Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value and Classification of Derivative Instruments

The table below summarizes the fair values and classifications of the Company’s derivative instruments as of June 30, 2026, and December 31, 2025 (in thousands):

		As of June 30, 2026
Classification	Balance Sheet Location	Gross Fair Value	Effect of Netting	Net Carrying Value
Assets:
Current asset	Other current assets	$13,413	$(4,881)	$8,532
Long-term asset	Other assets	7,385	(7,385)	-
Total assets		$20,798	$(12,266)	$8,532
Liabilities:
Current liability	Other current liabilities	$4,881	$(4,881)	$-
Long-term liability	Other non-current liabilities	8,186	(7,385)	801
Total liabilities		$13,067	$(12,266)	$801

		As of December 31, 2025
Classification	Balance Sheet Location	Gross Fair Value	Effect of Netting	Net Carrying Value
Assets:
Current asset	Other current assets	$9,557	$(4,208)	$5,349
Long-term asset	Other assets	5,990	(5,990)	-
Total assets		$15,547	$(10,198)	$5,349
Liabilities:
Current liability	Other current liabilities	$4,208	$(4,208)	$-
Long-term liability	Other non-current liabilities	10,659	(5,990)	4,669
Total liabilities		$14,867	$(10,198)	$4,669

The table below summarizes the fair values and classifications of the Company’s derivative instruments as of December 31, 2025, and 2024 (in thousands):

		As of December 31, 2025
Classification	Balance Sheet Location	Gross Fair Value	Effect of Netting	Net Carrying Value
Assets:
Current asset	Other current assets	$9,557	$(4,208)	$5,349
Long-term asset	Other assets	5,990	(5,990)	—
Total assets		$15,547	$(10,198)	$5,349
Liabilities:
Current liability	Other current liabilities	$4,208	$(4,208)	$—
Long-term liability	Other non-current liabilities	10,659	(5,990)	4,669
Total liabilities		$14,867	$(10,198)	$4,669

		As of December 31, 2024
Classification	Balance Sheet Location	Gross Fair Value	Effect of Netting	Net Carrying Value
Assets:
Current asset	Other current assets	$2,080	$(1,927)	$153
Long-term asset	Other assets	1,882	(1,882)	—
Total assets		$3,962	$(3,809)	$153
Liabilities:
Current liability	Other current liabilities	$1,927	$(1,927)	$—
Long-term liability	Other non-current liabilities	8,321	(1,882)	6,439
Total liabilities		$10,248	$(3,809)	$6,439

Schedule of Changes in Fair Value of Company's Commodity Derivative Instruments

Changes in the fair values of the Company’s derivative instruments are presented on a net basis in the accompanying consolidated statements of operations and consolidated statements of cash flows and consist of the following for the three and six months ended June 30, 2026, and 2025 (in thousands):

	Three Months		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Unrealized gain (loss) of open non-hedge derivative instruments	$6,655	$8,783	$7,051	$370
Realized gain (loss) on settlement of non-hedge derivative instruments	4,329	1,943	(1,376)	1,482
Gain (loss) on commodity derivative instruments	$10,984	$10,726	$5,675	$1,852

Changes in the fair values of the Company’s derivative instruments are presented on a net basis in the accompanying consolidated statements of operations and consolidated statements of cash flows and consist of the following for the years ended December 31, 2025, and 2024 (in thousands):

	For the Year Ended December 31,
	2025	2024
Unrealized gain (loss) of open non-hedge derivative instruments	$8,121	$(13,134)
Realized gain (loss) on settlement of non-hedge derivative instruments	8,527	8,716
Gain (loss) on commodity derivative instruments	$16,648	$(4,418)

Schedule of Derivative Instruments

The Company had the following open derivative contracts for as of June 30, 2026:

Period and Type of Contract	Volume (MMBtu)	Weighted Average Price (Per MMBtu)
Natural Gas Fixed Price Swaps:
2026
Third Quarter	5,087,000	$4.05
Fourth Quarter	5,494,000	$4.06
2027
First Quarter	5,197,000	$3.98
Second Quarter	5,035,000	$3.85
Third Quarter	5,088,000	$3.85
Fourth Quarter	5,130,000	$3.85
2028
First Quarter	4,597,000	$3.75
Second Quarter	3,524,000	$3.74
Third Quarter	3,517,000	$3.65
Fourth Quarter	3,492,000	$3.66
2029
First Quarter	2,536,000	$3.64
Second Quarter	533,000	$3.38

Period and Type of Contract	Volume (MMBtu)	Weighted Average Price (Per MMBtu)
Natural Gas TETCO M2 Fixed Price Swaps:
2026
Third Quarter	1,962,000	$(1.07)
Fourth Quarter	1,979,000	$(1.07)
2027
First Quarter	2,035,000	$(1.03)
Second Quarter	1,857,000	$(1.04)
Third Quarter	1,872,000	$(1.03)
Fourth Quarter	1,886,000	$(1.04)
2028
First Quarter	1,551,000	$(0.91)
Second Quarter	667,000	$(0.94)
Third Quarter	667,000	$(0.96)
Fourth Quarter	675,000	$(0.94)
2029
First Quarter	547,000	$(0.96)
Second Quarter	291,000	$(1.03)

Period and Type of Contract	Volume (Bbls)	Weighted Average Price (Per Bbl)
WTI Fixed Price Swaps:
2026
Third Quarter	44,000	$63.00
Fourth Quarter	41,000	$62.04
2027
First Quarter	40,000	$61.74
Second Quarter	34,000	$61.30
Third Quarter	33,000	$61.36
Fourth Quarter	34,000	$61.46
2028
First Quarter	32,000	$61.37
Second Quarter	19,000	$62.75
Third Quarter	20,000	$62.75
Fourth Quarter	20,000	$62.75
2029
First Quarter	7,000	$62.75

		Weighted Average	Weighted Average
Period and Type of Contract	Volume (MMBtu)	Floor Price (Per MMBtu)	Ceiling Price (Per MMBtu)
Natural Gas Collar Contracts:
2026
Third Quarter	300,000	$3.00	$3.60

The Company had the following open derivative contracts for as of December 31, 2025:

Period and Type of Contract	Volume (MMBtu)	Weighted Average Price (Per MMBtu)
Natural Gas Fixed Price Swaps:
2026
First Quarter	4,428,000	$4.12
Second Quarter	4,920,000	$4.04
Third Quarter	4,896,000	$4.06
Fourth Quarter	5,379,000	$4.07
2027
First Quarter	5,092,000	$3.99
Second Quarter	4,938,000	$3.86
Third Quarter	4,990,000	$3.86
Fourth Quarter	5,025,000	$3.85
2028
First Quarter	4,374,000	$3.76
Second Quarter	3,157,000	$3.75
Third Quarter	3,164,000	$3.65
Fourth Quarter	3,149,000	$3.66
2029
First Quarter	2,273,000	$3.64
Second Quarter	533,000	$3.38

Period and Type of Contract	Volume (MMBtu)	Weighted Average Price (Per MMBtu)
Natural Gas TETCO M2 Fixed Price Swaps:
2026
First Quarter	1,959,000	$(0.45)
Second Quarter	1,958,000	$(0.81)
Third Quarter	1,962,000	$(1.02)
Fourth Quarter	1,979,000	$(1.04)
2027
First Quarter	2,035,000	$(0.48)
Second Quarter	1,857,000	$(0.75)
Third Quarter	1,872,000	$(0.99)
Fourth Quarter	1,886,000	$(1.04)
2028
First Quarter	1,551,000	$(0.46)
Second Quarter	667,000	$(0.70)
Third Quarter	667,000	$(0.98)
Fourth Quarter	675,000	$(0.94)
2029
First Quarter	547,000	$(0.43)
Second Quarter	291,000	$(0.61)

Period and Type of Contract	Volume (Bbls)	Weighted Average Price (Per MMBtu)
WTI Fixed Price Swaps:
2026
First Quarter	21,000	$64.25
Second Quarter	20,000	$62.62
Third Quarter	19,000	$60.34
Fourth Quarter	17,000	$59.50
2027
First Quarter	16,000	$59.50
Second Quarter	16,000	$59.50
Third Quarter	15,000	$59.50
Fourth Quarter	14,000	$59.50
2028
First Quarter	14,000	$59.50

Period and Type of Contract	Volume (MMBtu)	Weighted Average Floor Price (Per MMBtu)	Weighted Average Ceiling Price (Per MMBtu)
Natural Gas Collar Contracts:
2026
First Quarter	720,000	$3.50	$4.62
Second Quarter	225,000	$3.00	$3.60
Third Quarter	300,000	$3.00	$3.60